Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 10 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2018	2017
Accounts payable	$7.3	$6.2
Accrued liabilities	16.3	15.3
	$23.6	$21.5